Shareholders' Equity - Movements in BSPCE and BSA share warrants (in number of shares issuable upon exercise) (Details) € / shares in Units, € in Thousands				12 Months Ended
	Mar. 09, 2020 item	May 27, 2019 item	Jan. 23, 2019 shares	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2019 EUR (€) € / shares
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)				€ 3.68	€ 3.68
Outstanding, Beginning balance				10,000
Issued				10,000	10,000
Outstanding, Ending balance				10,000	10,000
Number of shares exercisable				10,000
BSA 2019 bis | JPG Healthcare LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted					10,000
BSA 2019 bis | Jeremy Goldberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted | item	10,000
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)				€ 3.68	€ 3.68
Outstanding, Beginning balance				36,000
Issued				36,000	36,000
Outstanding, Ending balance				36,000	36,000
Number of shares exercisable				12,000
BSA 2019 ter | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted	36,000				36,000
BSPCE and BSA share warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance				310,800	274,800	337,200
Issued				650,000	46,000	10,000
Exercised/Vesting					(10,000)	(27,400)
Forfeited				(30,000)		(45,000)
Outstanding, Ending balance				930,800	310,800	274,800
Number of shares exercisable				286,800	226,134	167,467
Share based payment expense | €				€ 859	€ 18	€ 227
BSPCE plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance				8,800	8,800	36,200
Issued				600,000
Exercised/Vesting						(27,400)
Outstanding, Ending balance				608,800	8,800	8,800
Number of shares exercisable				8,800	8,800	8,800
Number of warrants exercised | shares			274
Number of new shares issued upon exercise of warrants | shares			27,400
Number of share warrants outstanding | shares				600,088
BSPCE - 2015 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)						€ 0.67
Outstanding, Beginning balance						22,800
Exercised/Vesting						(22,800)
BSPCE - 2013 Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)				€ 0.59	€ 0.59	€ 0.59
Outstanding, Beginning balance				8,800	8,800	13,400
Exercised/Vesting						(4,600)
Outstanding, Ending balance				8,800	8,800	8,800
Number of shares exercisable				8,800	8,800	8,800
BSPCE 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)				€ 11.74
Issued				600,000
Outstanding, Ending balance				600,000
BSPCE 2021 | Frederic Cren and Pierre Broqua
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted				600,000
BSA plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Beginning balance				302,000	266,000	301,000
Issued				50,000	46,000	10,000
Exercised/Vesting					(10,000)
Forfeited				(30,000)		(45,000)
Outstanding, Ending balance				322,000	302,000	266,000
Number of shares exercisable				278,000	217,334	158,667
BSA - 2017 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)				€ 6.67	€ 6.67	€ 6.67
Outstanding, Beginning balance				130,000	140,000	175,000
Exercised/Vesting					(10,000)
Forfeited					(35,000)	(35,000)
Outstanding, Ending balance				130,000	130,000	140,000
Number of shares exercisable				130,000	130,000	120,000
Number of corporate officers who cancelled their share warrants | item		2
BSA - 2017 plan | Karen Aach (former administrator)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Vesting					(10,000)
BSA - 2018 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)				€ 6.07	€ 6.07	€ 6.07
Outstanding, Beginning balance				116,000	116,000	126,000
Forfeited						(10,000)
Outstanding, Ending balance				116,000	116,000	116,000
Number of shares exercisable				116,000	77,334	38,667
BSA - 2018 plan | JPG Healthcare LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised/Vesting | item					(10,000)
BSA - 2019 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)				€ 2.20	€ 2.20	€ 2.20
Outstanding, Beginning balance				10,000	10,000
Issued	46,000					10,000
Outstanding, Ending balance				10,000	10,000	10,000
Number of shares exercisable				10,000	10,000
BSA - 2019 plan | David Nikodem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | item					10,000
BSA - Plan 2021-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)				€ 11.74
Issued				50,000
Forfeited				(30,000)
Outstanding, Ending balance				20,000
BSA - Plan 2021-1 | ISLS Consulting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Forfeited				(30,000)
BSA - Plan 2021-1 | ISLS Consulting and David Nikadem
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of bonus shares granted				50,000